Goodwill and Intangible Assets - Summary of Estimated Amortization Expense For Next Five Years (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 3,290
2026	2,748
2027	2,290
2028	1,967
2029	1,569
Thereafter	3,048
Total	$ 14,912	$ 11,979